Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Decrease in accounts receivables	$ 27	$ 95
Decrease (increase) in prepaid expenses	(1)	(9)
(Decrease) increase in trade payables and accrued liabilities	(23)	65
Total changes in working capital	$ 3	$ 151